Equity Incentive Plans - Summary of non-vested restricted shares (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of shares
Unvested at beginning of period	143,000	280,000	385,000
Granted	885,000	672,500	944,000
Vested	(756,962)	(809,500)	(1,049,000)
Unvested at end of period	271,038	143,000	280,000
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 12.49	$ 8.09	$ 4.82
Granted	8.13	11.68	9.59
Vested	8.54	10.29	8.24
Unvested at end of period	$ 9.28	$ 12.49	$ 8.09